SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Basis of presentation

a. Basis of presentation:

The financial statements of the Group as of December 31, 2022 and 2021 and for each of the three years ended December 31, 2022, are in compliance with International Financial Reporting Standard (hereafter – “IFRS”), as issued by the International Accounting Standards Board (hereafter – “IASB”) were approved for issue by the Board of Directors (the "Board") of the Company on February 28, 2023.

In connection with the presentation of these financial statements, the following is stated:

1) The principal accounting policies set out below have been consistently applied to all periods presented, unless otherwise stated.

2) The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires the Group’s management to exercise its judgment in the process of applying the Group’s accounting policies. Areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in note 3. Actual results may differ materially from estimates and assumptions used by the Group's management.

3) The Group's operating cycle is 12 months.

Consolidated financial statements

b. Consolidated financial statements

1) Subsidiaries and business combinations

Subsidiaries are all entities (including structured entities) over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is obtained by the Company. They are deconsolidated from the date that control ceases.

When assessing control, the Company considers its potential voting rights, as well as such rights held by other parties to determine whether it has power over an investee. Potential voting rights are rights to obtain voting rights of an investee, such as those arising from convertible instruments or options, including forward contracts. Those potential voting rights are considered only if the rights are substantive.

Business combinations are accounted for using the acquisition method. The cost of acquisition is measured at the fair value of the consideration transferred on acquisition date plus non-controlling interests in the acquired entity. In each business combination, the Group determines whether to recognize non-controlling interests in the acquired entity at fair value on acquisition date or proportionally to the share of non-controlling interests at the fair value of net identifiable assets of the acquired entity.

Goodwill represents the excess of the acquisition consideration and the amount of non-controlling interests and acquisition-date fair value of any previous equity interest in the acquired entity over the net identifiable assets acquired and liabilities assumed. If the resulting amount is negative, the acquirer recognizes the resulting gain on the acquisition date.

Intra-group transactions and balances, including revenues, expenses and dividends in respect of transactions between Group entities were eliminated. Gains and losses on intra-group transactions that are recognized as assets (such as inventory and property and equipment) are also eliminated.

Accounting policies of the subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

2) Transactions with non-controlling interests' owners which do not result in loss of control

Transactions with non-controlling interests owners which do not result in loss of control are accounted for as transactions with shareholders. In such transactions, the difference between the fair value of any consideration paid or received and the amount in which the non-controlling interests are adjusted to reflect the changes in their proportional interest in a subsidiary are recognized directly in equity and attributed to the owners of the Company.

3) Associates

An associate is an entity over which the Group exercises significant influence, but not control. The investment in an associate is accounted for by the equity method.

4) The equity method

According to the equity method of accounting, the investment is initially recognized at cost and its carrying amount varies such that the Group recognizes its share of the associate's earnings or losses from acquisition date.

Goodwill relating to associates is included in the investment’s carrying amount and tested for impairment as part of the entire investment.

The Group’s share of post-acquisition profit or loss is recognized in the statements of profit or loss , and its share of post-acquisition movements in other comprehensive income is recognized in other comprehensive income with a corresponding adjustment to the carrying amount of the investment. When the Group’s share of losses in an associate equal or exceeds its interest in the associate (including any other unsecured long term receivables), the Group does not recognize further losses, unless it has incurred legal or constructive obligations or made payments on behalf of the associate.

The Group determines at each reporting date whether there are any indications that the investment in the associate is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the investment (the higher of the value in use and the fair value less costs to sell) and its carrying amount and recognizes the impairment amount in the income statement.

Translation of foreign currency balances and transactions

c. Translation of foreign currency balances and transactions:

1) Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (hereafter - the “Functional Currency”). When determining the functional currency of Group companies and whether their functional currency is identical to that of the Company, the materiality of the foreign operations as an extension of the reporting entity was taken into account.

The consolidated financial statements are presented in US Dollars which is the functional and presentation currency of the Company and Group entities, except Nayax Retail and Weezmo, whose functional currency is the NIS.

Set forth below are the exchange rates of the US Dollar against the NIS, Euro, Pound Sterling and Australian Dollar as of December 31, 2022, 2021 and 2020:

	Exchange rate of the US Dollar against the NIS	Exchange rate of the US Dollar against the Euro	Exchange rate of the US Dollar against the Pound Sterling	Exchange rate of the US Dollar against the Australian Dollar
December 31, 2022	3.519	0.937	0.83	1.472
December 31, 2021	3.11	0.884	0.74	1.376
December 31, 2020	3.215	0.814	0.736	1.305

2) Transactions and balances

Transactions made in a currency which is different from the functional currency ("foreign currency") are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or revaluation, if the items are revalued.  Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at the end-of-year exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of profit or loss. Gains and losses from changes in exchange rates are presented in the statement of profit or loss among "finance expenses, net".

3) Translation of financial statements of Group entities:

The results and financial position of Group entities, whose functional currency is different than the presentation currency, are translated into the presentation currency as follows:

(a)	Assets and liabilities for each statement of financial position statement presented are translated at the closing rate at the date of the statement of financial position;

(b)

Income and expenses for each statement of profit or loss are translated at average exchange rates for the period (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions); and

(c)	All resulting exchange differences are recognized in other comprehensive income.

On consolidation, exchange differences arising from the translation of the net investment in foreign operations whose functional currency is different than that of the Company are recognized in other comprehensive income. When a foreign operation is fully disposed of, exchange differences that were recorded in other comprehensive income are recognized in the statement of profit or loss as part of the gain or loss on sale.

Goodwill and fair value adjustments arising from acquisition of foreign operations, are accounted for as assets and liabilities of the foreign operations and translated at closing rate. Exchange differences arising from the translation as aforesaid are carried to other comprehensive income.

Cash and cash equivalents

d. Cash and cash equivalents

Cash and cash equivalents include cash on hand and short-term bank deposits, which are not restricted by liens, with original maturities of three months or less. For additional information about the restricted cash, see note 8 below.

Inventory

e. Inventory

Finished goods inventories purchased by the Company are stated at the lower of cost and net realizable value. Cost is determined on a moving average basis. The cost of inventory includes all acquisition costs, conversion costs and other direct costs incurred in bringing the inventory to its current location and condition. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to make the sale.

The Group periodically reviews the condition and age of the inventory, and where necessary makes impairment provisions.

Property and equipment

f. Property and equipment

Property, plant and equipment items are initially recognized at acquisition cost.  Subsequent costs are included as incurred in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. When a part of a property, plant and equipment item is replaced, its carrying amount is derecognized.

All other repair and maintenance costs are charged to the statement of profit or loss during the financial period in which they are incurred. Depreciation on assets is calculated using the straight-line method to depreciate their cost to their residual value over their estimated useful lives, as follows:

%
Computers and peripheral equipment	33
Rental of POS devices	20
Machinery and equipment	10

Leasehold improvements are depreciated by the straight-line method over the earlier of the term of the lease or the estimated useful life of the improvements.

The assets’ residual values, their useful lives and the depreciation method are reviewed and adjusted, if appropriate, at least once a year.

Intangible assets

g. Intangible assets:

1) Research and development

Intangible assets arising from development projects or from internally-developed new products, development of internally-used operational systems and integration of external systems with the Group’s existing systems, are recognized as intangible assets, subject to the following conditions being met:

a)	The technical feasibility of completing the intangible asset so that it will be available for use exists;
b)	Management intends to complete the intangible asset and use or sell it;
c)	There is an ability to use or sell the intangible asset;
d)	The way the intangible asset will generate probable future economic benefits is demonstrable;
e)	The technical, financial and other resources to complete the development and to use or sell the intangible asset are available; and
f)	The expenditure attributable to the intangible asset during its development can be reliably measured.

The Group monitors all its development projects to identify costs for recognition as an expense in profit or loss and costs for capitalization as an asset in the statement of financial position by making a distinction between:

(1)	Investments in new products (hardware and software), as opposed to expenses aimed at maintaining normal functionality;
(2)	Investment in integrations and opening markets; and
(3)	Investment in software for own use.

The Group reviews, in relation to each investment, whether it is designed to substantially enhance the functionality in a way that would increase the economic benefit flowing to the Group (i.e. higher revenue and/or cost savings).

Investments designed to enhance functionality in a way that would increase the economic benefit flowing to the Group are capitalized as an asset and presented within "goodwill and intangible assets, net" in the statement of financial position (subject to satisfying of the terms as instructed in IAS38 and listed in an extract above).

The main types of costs that are capitalized as an intangible asset as of December 31, 2022 and 2021 are:

(1)	Payroll costs and related expenses, which are attributed by the Group to the different projects that meet the conditions for capitalization;
(2)	Cost of subcontractors, which are specifically identified to projects that meet the conditions for capitalization.
(3)	Share-based payment expenses contributed apportionately with payroll and related suppliers expenses arise from development.

Research costs are expensed as incurred to the "research and development expenses" item in the statement of profit or loss. Research costs of the Group in the reported periods are immaterial to its financial statements.

Development costs designed to maintain normal functionality or insignificantly enhance functionality, as well as development costs that are not identified with a project that can be capitalized, are expensed as incurred to "research and development expenses" in profit or loss.

Research and development expenses that were previously expensed to profit and loss are not recognized as intangible assets in subsequent reporting periods. Development costs presented as intangible assets are amortized from the point in time in which the asset is available for use, on a straight-line basis, over their useful lives (5 years).

Development assets which have not yet reached the point in which the asset is available for use are tested for impairment every year.

2) Distribution rights

Distribution rights purchased as part of a business combination are recognized at fair value on the acquisition date. Separately purchased distribution rights are recognized at cost, plus directly attributable acquisition costs. The distribution rights have a definite useful life (20 years), and they are presented net of accumulated amortization on a straight-line basis.

3) Customer relationships

Customer relationships purchased as part of a business combination are recognized at fair value on the acquisition date. Separately purchased customer relationships are recognized at cost, plus directly attributable acquisition costs. The customer relationships have a definite useful life (10 years), and they are presented net of accumulated amortization on a straight-line basis.

4) Technology

Technology purchased as part of a business combination is recognized at fair value on the acquisition date. Technology has a definite useful life (5-7 years) and is presented net of accumulated amortization on a straight-line basis.

5) Goodwill

Goodwill arising from the acquisition of a subsidiary represents the overall excess of: (1) the consideration transferred; (2) the amount of any non-controlling interests in the acquiree; (3) in a business combination achieved in stages, also the existing fair value as of the acquisition date of the Group’s previously held equity interest in the acquiree, over the net amount as of the acquisition date, of the identifiable assets acquired and the acquiree’s liabilities and contingent liabilities assumed.

For the purpose of impairment testing, goodwill acquired in a business combination is allocated, as from the acquisition date to each of the cash generating units or groups of cash generating units of the Group that are expected to benefit from the synergies of the combination.

Impairment testing of a cash generating unit to which goodwill was allocated is undertaken annually and whenever there is any indication of impairment of the cash generating unit, by comparing the carrying amount of the cash generating unit, including the goodwill, to its recoverable amount, which is the higher of its value in use and the fair value less costs to sell.

Any impairment loss is first allocated to write-down the carrying amount of any goodwill allocated to the cash generating unit, and afterwards to the remaining assets of the cash generating unit, on a proportionate basis using the carrying amounts of each asset of the cash generating unit.

Any impairment loss on goodwill is recognized immediately in profit or loss and is not subsequently reversed.

Impairment of non-financial assets

h. Impairment of non-financial assets

Intangible assets that have an indefinite useful life, such as goodwill, as well as intangible assets that are not yet available for use, are not amortized and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that such assets might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount.  The recoverable amount is the higher of an asset’s fair value less selling costs and value in use. For the purpose of assessing impairment, assets are grouped at the lowest levels of identifiable cash flows (cash-generating units).  Non-monetary assets, other than goodwill, that were impaired are reviewed for possible reversal of the impairment recognized in respect thereof at each statement of financial position date.

Leases

i. Leases:

The Group accounts for a contract as a lease contract if the contract conveys the right to control the use of an identified asset for a period of time in exchange for a consideration:

1) The Group as a lessee:

In transactions in which the Group acts as lessee, the Group recognizes a right-of-use asset against a lease liability on the commencement date of the lease contract, except in the case of lease transactions with a lease term of up to 12 months and lease transactions for which the underlying asset is of low value; in those cases, the Group recognizes the lease payments on a straight-line basis as an operating cost over the lease period.

As part of the measurement of the lease liability, the Group does not separate between lease and non-lease components, such as: management services, maintenance services and more, which are included in the relevant transaction.

The lease liability on the commencement date includes outstanding lease payments discounted by the interest rate implicit in the lease, if that rate can be readily determined, or by the lessee’s incremental borrowing rate. The Group used the incremental borrowing rate, which is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. Subsequent to the commencement date, the Company measures the lease liability using the effective interest method.

The right-of-use asset on the commencement date is measured based on the lease liability plus lease payments paid on or before inception date plus initial direct costs and less lease incentives received. The right-of-use asset is measured using the cost model and depreciated over the shorter of its useful life and the lease period. When there are indications for impairment, the Group tests the right-of-use asset for impairment in accordance with the provisions of IAS 36.

2) The Group as a lessor:

Amounts due from lessees under finance leases are recognized as receivables at the amount of the Group’s net investment in the leases. Finance lease income is allocated to accounting periods so as to reflect a constant periodic rate of return on the Group’s net investment outstanding in respect of the leases.

Subsequent to initial recognition, the Group regularly reviews the estimated unguaranteed residual value and applies the impairment requirements of IFRS 9, recognizing an allowance for expected credit losses on the lease receivables.

Finance lease income is calculated with reference to the gross carrying amount of the lease receivables, except for credit-impaired financial assets for which interest income is calculated with reference to their amortized cost (i.e. after a deduction of the loss allowance).

3) Subleases

In transactions where the Group leases an underlying asset (a head lease) and sub-leases that underlying asset to a third party (sublease), the Group checks whether the risks and rewards relevant to the right-of-use asset were transferred by, among other things, checking the sub-lease period in reference to the useful life of the right-of-use asset arising from the head lease.

When substantially all the risks and rewards incidental to ownership of the right-of-use asset were transferred, the Group accounts for the sub-lease as a finance lease. At sublease commencement date, the leased asset is derecognized and a “receivable in respect of finance lease” is recognized in an amount equal to the present value of the lease proceeds discounted by the lease’s implicit interest rate. Any difference between the balance of the leased asset prior to derecognition and the receivable balance in respect of the lease is recognized in profit and loss.

Government grants

j. Government grants

Government grants are recognized at fair value when there is reasonable assurance that the grant will be received and that the Group will meet all the terms attached thereto. A forgivable loan from a government is treated as a government grant when there is reasonable assurance that the Group will meet the terms for forgiveness of the loan.

Government grants relating to costs are recognized in profit or loss on a systematic basis over the periods in which the Group recognizes as expenses the related costs for which the grants are intended to compensate.

Government grants received as participation in research and development carried out by the Group fall into the scope of "forgivable loans" as defined in IAS 20 – “Accounting for Government Grants and Disclosure of Government Assistance”.

In cases where on the date on which the entitlement to receive the grant is established (hereafter – the “entitlement date”) the Group’s management concludes that there is no reasonable assurance that the grant to which the Group is entitled will not be repaid, the Group recognizes, on that date, a financial liability accounted for in accordance with the provisions applicable under IFRS 9 to financial liabilities measured using the effective interest method.

In cases where the Group’s management concludes that there is reasonable assurance that the grant received will not be repaid, or if it is not expected that the Company will be required to pay royalties in respect thereof, the grant is carried, at that date, to profit or loss as a reduction of research and development expenses.

If in subsequent periods the Group's management concludes for the first time that the grant will be repaid or that royalties will be paid by the Group in respect thereof, the Group recognizes a financial liability on that date, against profit or loss as an increase in research and development expenses. This liability will be measured at amortized cost in accordance with the provisions of IFRS 9 using the effective interest method. Amounts payable on account of repayment of the grant or as royalties are recognized as the settlement of the liability.

Financial instruments

k. Financial instruments:

Classification of financial assets

The Group classifies its financial assets into the following categories: financial assets at fair value through profit or loss and financial assets at amortized cost. The classification depends on the business model for managing the financial assets and the contractual terms of the cash flows in respect thereof.

Financial assets at amortized cost are financial assets held within a business model whose objective is to hold financial assets in order to collect contractual cash flows and their contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. Financial assets at fair value through profit or loss are financial assets not classified into one of the categories of financial assets at amortized cost or financial assets at fair value through other comprehensive income.

These assets are classified as current assets, except if they are expected to be settled within more than 12 months after the statement of financial position date, in which case they are classified as non-current assets. The Group’s financial assets at amortized cost are included in the following items: “receivables in respect of processing activity”, “trade receivable”, “other current assets”, “cash and cash equivalents”, “short- term bank deposits”, “restricted cash transferable to customers in respect of processing activity”, “long-term receivables” and “long-term bank deposits” in the statement of financial position.

Recognition and measurement

Ordinary course purchase and sales of financial assets are recorded in the Group’s books of accounts on the date on which the asset is delivered to the Group or by the Group.

Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all risks and rewards of ownership associated with these assets. Financial assets at fair value through profit or loss are presented in subsequent periods at fair value. In subsequent periods, financial assets at amortized cost are measured based on the effective interest method.

Financial assets measured at fair value through profit or loss are initially recognized at fair value and transaction costs are carried to profit or loss. Gains or losses arising from changes in the fair value of financial assets at fair value through profit or loss are presented in profit or loss under “finance expenses, net”, in the period in which they are incurred.

Impairment of financial assets measured at amortized cost

The Group recognizes a provision for loss in respect of expected credit losses on debt instruments measured at amortized cost, lease receivables and assets in respect of contracts with customers that arise from transactions within the scope of IFRS 15.

At each statement of financial position date, the Group assesses whether the credit risk of the financial asset has increased significantly since it was initially recognized, whether assessed on an individual or collective basis. For that purpose, the Group compares the risk of default at the reporting date with the risk of default on the initial recognition date, taking into account all reasonable and supportable information that is available, including forward-looking information.

For financial assets that experience a significant increase in their credit risk since initial recognition, the Group measures the impairment for loss at the amount of expected credit losses over the entire life of the instrument. Otherwise, the provision for loss is measured at the expected credit loss in a 12-month period.

However, the Group measures the provision for loss at an amount equal to expected credit losses over the instrument’s life for trade receivables or assets in respect of contract with customers arising from transactions within the scope of IFRS 15, and for receivables in respect of lease, stemming from transactions within the scope of IFRS 16.

Offsetting of financial instruments

Financial assets and liabilities are offset and the net amount reported in the statement of financial position, only when there is an immediate legally enforceable right (which is not conditional upon the occurrence of a future event) to offset the recognized amounts under all of the following circumstances: in the ordinary course of business, in the event credit default, insolvency or bankruptcy of the entity and of all counterparties, and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

Financial liabilities

Financial liabilities are classified as measured at amortized cost or at fair value through profit or loss.

Financial liabilities measured at amortized cost:

Upon initial recognition, the Group measures the financial liabilities at fair value, net of transaction costs. In subsequent periods these financial liabilities are measured at amortized cost. Any differences between the amount of initial recognition (net of transaction costs) and the redemption value are recognized in the statement of profit or loss over the term of the financial liability, in accordance with the effective interest method.

Fees paid in respect of receipt of a credit facility are recognized as transaction costs attributed to the relevant loan, to the extent that it is probable that a portion or all of the credit facility amount shall be utilized. In such a case, the recognition of fees is deferred until the funds are actually withdrawn as part of the loan. If there is no evidence that a portion or all of the credit facility will be utilized, the fee is capitalized as a prepaid payment in respect of financing services and amortized over the term of the relevant credit facility.

Financial liabilities measured at fair value through profit or loss:

The Group measures these financial liabilities at fair value. Transaction costs are recognized in profit or loss. Financial liabilities are classified as current liabilities, unless if the Group has an unconditional right to defer the settlement of the liability by at least 12 months after the end of the reporting period, in which case they are classified as non-current liabilities.

Trade receivables	l. Trade receivables Trade receivables are amounts due from customers for sales of POS devices or services performed in the ordinary course of business.
Trade payables	m. Trade payables Trade payables are the Group’s obligations to pay for goods or services that have been rendered by suppliers in the ordinary course of business.
Income taxes

n. Income taxes

Income tax expense or benefits for the reported years include current and deferred taxes. Taxes are recognized in profit or loss, except for taxes arising from business combination and taxes relating to items carried to other comprehensive income or directly to equity, which are also recognized in other comprehensive income or equity, respectively, together with the item in respect of which they were created.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted in the countries in which Group companies operate and generate taxable income at the statement of financial position date. The Group periodically evaluates the tax aspects applicable to its taxable income based on the relevant tax laws and makes provisions in accordance with the amounts expected to be paid to the tax authorities.

The Group recognizes deferred income tax using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss.

The amount of deferred taxes is determined using tax rates (and laws) that have been enacted or substantially enacted by the statement of financial position date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred tax assets are recognized for temporary differences that are tax deductible, up to the amount of the differences that are expected to be utilized in the future, against taxable income. Deferred tax assets are recognized in respect of unused carryforward losses, if it is probable that future taxable profit will be available against which the unused tax losses can be utilized.

The Group does not recognize deferred taxes on temporary differences arising on investments in subsidiaries, since the timing of the reversal of the temporary differences is controlled by the Group and it is probable that these temporary differences will not reverse in the foreseeable future.

Deferred tax assets and liabilities are set off only if: (a) An enforceable legal right exists to set off current tax assets against current tax liabilities; and; (b) Deferred tax assets and liabilities relate to income tax imposed by the same tax authority on the same entity or on different entities that intend to settle the balances on a net basis.

Employee benefits

o. Employee benefits:

1) Post-employment benefits:

a. Defined contribution plans

For most of its employees in Israel, the Company operates various pension and severance pay schemes which were approved in accordance with Section 14 to the Severance Pay Law. The schemes are generally funded through payments to insurance companies or trustee-administered funds.

These plans constitute defined contribution plans since the Company pays fixed contributions into separate and independent entities. The Company has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods.

The contributions are recognized as an expense for employee benefits when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

b. Defined benefit plans

Labor laws and agreements in Israel, and the practice of the Group, require it to pay retirement benefits to employees dismissed or retiring in certain other circumstances.  The amounts of benefits that such employees are entitled to receive upon retirement is based on the number of years of employment and the employee’s last monthly salary, subject to the conditions set in the agreements. These liabilities are accounted for as defined benefit plans.

Total retirement benefit obligation as recognized in the statements of financial position is the present value of the defined benefit obligation at the statement of financial position date, less the fair value of plan assets.  The defined benefit obligation is calculated annually by an independent actuary using the projected unit credit method.

The present value of the obligation is determined by discounting the estimated future cash outflows (after taking into account the expected rate of salary increases) using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid and that have terms to maturity approximating to the terms of the related liability.

The Company recognizes remeasurements of the net defined benefit obligations in other comprehensive income in the period in which they are incurred. Those remeasurements are created as a result of experience adjustments and changes in actuarial assumptions and differences between plan assets return and the amounts included in net interest on net defined benefit obligations.

Past and current service costs are recognized immediately in profit or loss under the payroll line items, while interest expenses on the net liabilities are recognized in expense on a current basis under the finance expenses line item.

 “Plan assets”, as defined in IAS 19, are measured at fair value, and they are deducted from the balance of the defined benefit obligation for statement of financial position presentation.

2) Other long-term benefits

Other long-term employee benefits are employee benefits that are not short term, post-employment and termination benefits, as defined in IAS 19. The liability for other long-term employee benefits is measured in the same way of measuring the obligation for defined benefit plans (see (1) above). However, remeasurements of other long-term employee benefits are not recognized in other comprehensive income, but to profit or loss.

3) Vacation and recreation benefits

Under labor laws in Israel every employee is legally entitled to vacation and recreation benefits, both computed on an annual basis.  This entitlement is based on the term of employment.  The Group charges a liability and expense due to vacation and recreation pay, based on the benefits that have been accumulated for each employee.

Where the Group expects that the liability in respect of the vacation pay benefit will be settled within 12 months from the end of the annual reporting period during which the employees provided the relating services, the liability in respect of this benefit is measured in accordance with the additional amount, which the Group expects to pay in respect of the unutilized benefit accrued as of the end of the reporting period. If the Group does not expect that the liability in respect of the vacation pay benefit will be settled in full within that period, the liability for this benefit is measured as a liability for other long-term employee benefits (see (2) above).

4) Bonus plan

During the year ended December 31, 2021, the Company’s management for the first time adopted a remuneration program for all of the Group’s employees (apart from sales people and apart from employees that are relatives of the Company’s controlling shareholders) in effect from 1 July 2021. According to the terms of the program, at the beginning of every calendar year (and in the current year at the beginning of the second half of 2021) personal annual targets shall be set for each employee, and pursuant to their fulfillment and to the Company’s general targets, the employees shall be entitled to bonuses.

Revenue recognition

p. Revenue recognition

The Group has revenues from sales of Point of Sales (POS) devices, software as a service (SaaS) and payment processing fees.

1) Revenue measurement

The revenue of the Group is measured at the amount of the consideration to which the Group expects to be entitled in exchange for transferring promised terminals or services to a customer, excluding amounts collected on behalf of third parties, such as certain selling taxes. Revenue is presented net of VAT and after elimination of intra-group revenue.

2) Timing of revenue recognition

The Group recognizes revenue when the customer obtains control of the promised goods or service under the contract with the customer. For each performance obligation, the Group determines, when entering into a contract, if it satisfies the performance obligation over time or at a point in time.

The group satisfies a performance obligation over time if one of the following criteria is met: (1) the customer is receiving and consuming the benefits of the Group’s performance as the Group performs; (2) the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced; or (3) the Group’s performance does not create an asset with an alternative use to the Group, and the Group has an enforceable right to payment for performance completed to that date.

3) Types of revenues of the Group

Revenue from sales of POS devices

The Group sells POS devices to customers.

Pursuant to IFRS 15, goods or services promised to a customer are distinct if the customer can benefit from the good or service supplied (either on its own or together with other resources that are readily available); and the Group’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract.

The POS devices sold to the Group’s customers enable multiple functionalities. The sale of the POS device does not oblige the customer to purchase a full solution or to make a further purchase of the Group’s services. Accordingly, the POS devices constitute a performance obligation that is separate from the service component, and the Group recognizes revenues from sales of POS devices at a point in time, when control of the POS devices is transferred to its customers.

SaaS revenue and payment processing fees (hereafter –"Recurring revenue")

The Group provides management services and payment processing services. The consideration for the management services includes monthly fees in respect of each POS device. The consideration for the payment processing fees includes processing services, which are mostly calculated as a percentage of the transaction’s value and/or a defined fee for each processed transaction. Payment is made per the normal payment terms of the Company, which are generally 15 to 60 days from the date of the invoice. The revenue from those services is recognized in the period the services are rendered.

The Group recognizes the payment processing fees collected from its customers on a gross basis, since the Group controls the specified services before it is transferred to the customers, in accordance with the provisions of IFRS 15. In particular, the Group is primarily responsible for fulfilling the promise to provide the payment processing services to the customer, and the Group has discretion in establishing the price for the specified services. As a payment service provider, the Group acts as a merchant of record for its merchants. The Group bears the risk of chargebacks if amounts cannot be recovered from the customer. The fees paid to the processing companies are recognized as expenses under cost of revenue.

Allocation of the consideration in transactions that include the sale of POS devices and the above related services is based on the relative stand-alone selling price of each performance obligation based on the price at which a good or service is sold separately.

Share-based payments

q. Share-based payments

From time to time, the Group’s Board of Directors approves plans for the award of options to the Group’s employees and suppliers, whereby the Group receives services from its employees and/or suppliers in consideration for equity instruments (options) of the Group.

The amount recognized for share-based payments to employees is determined in reference to the fair value of the options granted on the grant date. Non-market vesting terms are included among the assumptions used to estimate the number of options expected to vest, such that the expense is recognized during the vesting period, which is the period in which the employee is required to complete the set service period. As to other service providers, the cost of the transactions is measured in accordance with the fair value of the goods or services received in return for the equity instruments that were granted. Where it is not possible to measure reliably the fair value of the goods or services received in consideration for equity instruments, they are measured at the fair value of the granted equity instruments.

At each statement of financial position date, the Group revises its estimates as to the number of options expected to vest, based on the non-market vesting and service conditions, and recognizes the impact of the change compared to the original estimates, if any, in the statement of profit or loss, with a corresponding adjustment to equity.

Earnings (Loss) per share

r. Earnings (Loss) per share

The computation of basic earnings (loss) per share is based on the profit (loss) attributable to holders of ordinary shares, divided by the weighted average number of ordinary shares in issue during the period, excluding treasury shares. When calculating the diluted earnings (loss) per share, the Group adds to the average number of ordinary shares outstanding, that was used to calculate the basic earnings per share, the weighted average of the number of shares to be issued assuming that all shares that have a potentially dilutive effect would be converted into shares. Said potential shares are only taken into account in cases where their effect is dilutive (reducing the earnings per share or increasing the loss per share).

Provisions

s. Provisions

Provisions are recorded in the books of accounts when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are measured at the present value of the cash flows expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to passage of time is recognized as interest expense.

New International Financial Reporting Standards, amendments to standards and new interpretations

t. New International Financial Reporting Standards, amendments to standards and new interpretations:

1) Amendment to IAS 1 "Presentation of Financial Statements" (hereinafter – "Amendment to IAS 1")

The amendment clarifies, among other things, that:

(a) The Amendment to requires companies to disclose their material accounting policy information rather than their significant accounting policies.

(b) The amendment defines what is ‘material accounting policy information’ and explains how to identify when accounting policy information is material. The amendment further clarifies that immaterial accounting policy information does not need to be disclosed. If it is disclosed, it should not obscure material accounting information.

(c) The Amendment to IAS 1 is applicable for annual periods beginning on or after 1 January 2023. According to provisions of the amendment, early adoption is permitted.

The Company is currently evaluating the effects of adopting the Amendment to IAS 1 on its financial statements.

2. Amendment to IAS 8 "Accounting Policies, Changes in Accounting Estimates and Errors" (hereinafter: "Amendment to IAS 8")

(a) The amendments to IAS 8 clarify how entities should distinguish changes in accounting policies from changes in accounting estimates. That distinction is important because changes in accounting estimates are applied prospectively only to future transactions and other future events, but changes in accounting policies are generally also applied retrospectively to past transactions and other past events, and also to present events and present transactions.

(b) The Amendments to IAS 8 will be applied retrospectively for annual periods beginning on or after January 1, 2023. According to provisions of the Amendments, early adoption is permitted. Initial application of Amendments to IAS 8 is not expected to have material impact on the Group's consolidated financial statements.